Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

July 10, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C.  20549

Re:           Optimum Fund Trust (File Nos. 811-21335; 333-104654)

Dear Sir or Madam:

Included with this letter for filing electronically via the EDGAR system are preliminary proxy materials to be used in connection with a special meeting of shareholders.  This filing is made pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934.

Please direct any questions and comments relating to this filing to me at (215) 564-8071, or, in my absence, to Jonathan M. Kopcsik at (215) 564-8099.  Thank you for your assistance.

Very truly yours,

/s/ Taylor Brody
Taylor Brody